Total
Dunham Small Cap Value Fund
Dunham Small Cap Value Fund

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 111 of the Fund's Prospectus and in How to Buy and Sell Shares on page 89 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Small Cap Value Fund - USD ($)	Dunham Small Cap Value Fund Class A	Dunham Small Cap Value Fund Class C	Dunham Small Cap Value Fund Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Small Cap Value Fund		Dunham Small Cap Value Fund Class A	Dunham Small Cap Value Fund Class C	Dunham Small Cap Value Fund Class N
Management Fees	[1]	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.01%	0.01%	0.01%
Remaining Other Expenses		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.60%	2.35%	1.35%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April 1, 2024. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 24 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Expense Example - Dunham Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Dunham Small Cap Value Fund Class A	728	1,051	1,396	2,366
Dunham Small Cap Value Fund Class C	238	733	1,255	2,686
Dunham Small Cap Value Fund Class N	137	428	739	1,624

The information under the heading “Principal Investment Strategies” beginning on page 25 and 76 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in domestic, value-oriented, small-capitalization or “small cap” equity securities (common stock) of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund normally invests at least 80% of its assets in small cap companies. The Fund defines small capitalization companies as those companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 2023, the maximum market capitalization of companies in the Russell 2000® Index was approximately $13.1 billion. The Sub-Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Sub-Adviser believes to be their intrinsic values.

The Sub-Adviser employs a bottom-up strategy, focusing on undervalued industries that the Sub-Adviser believes are experiencing positive change. The Sub-Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The Sub-Adviser seeks to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

The Sub-Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Sub-Adviser constantly monitors and adjusts as appropriate.

The Fund may also engage in securities lending.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 111 of the Fund's Prospectus and in How to Buy and Sell Shares on page 89 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses:
Dividend Expense on Securities Sold Short	0.01%	0.01%	0.01%
Remaining Other Expenses	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.35%
(1)	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective April 1, 2024. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 24 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,051	$1,396	$2,366
Class C	$238	$733	$1,255	$2,686
Class N	$137	$428	$739	$1,624

The information under the heading “Principal Investment Strategies” beginning on page 25 and 76 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in domestic, value-oriented, small-capitalization or “small cap” equity securities (common stock) of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund normally invests at least 80% of its assets in small cap companies. The Fund defines small capitalization companies as those companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 2023, the maximum market capitalization of companies in the Russell 2000® Index was approximately $13.1 billion. The Sub-Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Sub-Adviser believes to be their intrinsic values.

The Sub-Adviser employs a bottom-up strategy, focusing on undervalued industries that the Sub-Adviser believes are experiencing positive change. The Sub-Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The Sub-Adviser seeks to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

The Sub-Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Sub-Adviser constantly monitors and adjusts as appropriate.

The Fund may also engage in securities lending.

Reference is made to the section entitled “Principal Investment Risks” beginning on page 25 of the Prospectus and on page 3 of the Summary Prospectus. The risks listed under this section are deleted in their entirely and revised to read as follows:

Small Capitalization Risk – The Fund's investments in small cap companies carry more risks than investments in larger companies. Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Micro Capitalization Risk – The purchase or sale of more than a limited number of shares of the securities of a micro-cap company may affect its market price. Micro-cap companies are generally followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than small and mid-capitalization companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Financial Services Sector Risk – The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, periods of rising interest rates may restrict the availability and increase the cost of capital for these companies. Moreover, when interest rates rise, the value of securities issued by many types of financial services companies generally falls. Declining economic conditions may cause credit losses due to financial difficulties of borrowers. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability.

Real Estate Investment Trust Risk – A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, “value” and potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Foreign Investing Risk –Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

The information under the sub-headings “Sub-Adviser” and “Sub-Adviser Portfolio Managers” located on page 27 of the Prospectus and page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  Boston Partners Global Investors, Inc. (“Boston Partners” or the “Sub-Adviser”).

Sub-Adviser Portfolio Managers: Eric A. Gandhi, CFA, Portfolio Manager, Richard A. Shuster, CFA, Portfolio Manager, and Gregory N. Weiss, Portfolio Manager, have shared primary responsibility for the day-to-day management of the Fund since April 2024.

The following information is added to the table in the section entitled “Principal Investment Risks” beginning on page of 84 of the Prospectus:

Risks	Dunham Large Cap Value Fund	Dunham Focused Large Cap Growth Fund	Dunham International Stock Fund	Dunham Real Estate Stock Fund	Dunham Small Cap Value Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Micro Capitalization Risk					X

The following information is added to the section entitled “Principal Investment Risks” beginning on page of 84 of the Prospectus:

Micro Capitalization Risk – The purchase or sale of more than a limited number of shares of the securities of a micro-cap company may affect its market price. Micro-cap companies are generally followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than small and mid-capitalization companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments.

Reference is made to the second paragraph of the section entitled “Investment Adviser” beginning on page 98 of the Prospectus. References to Ziegler Capital Management, LLC are deleted in their entirely and the following is added:

A discussion regarding the basis of the Board of Trustees’ approval of the Sub-Advisory agreement with Boston Partners Global Investors, Inc. (Small Cap Value Fund) will be available in the Dunham Funds’ annual report for the fiscal period ended April 30, 2024.

The corresponding information under the heading “Investment Adviser” beginning on page 98 of the Prospectus is deleted in its entirety and replaced with the following:

		Adviser’s	Sub-Adviser’s
	Management Fee	Portion	Portion
Small Cap Value*	0.85% – 1.35%	0.65%	0.20% – 0.70%
*	Prior to April 1, 2024, the Sub-Adviser’s portion for Small Cap Value was 0.10% – 0.80% and the Management fee range was 0.75% – 1.45%.

The information under the heading “Dunham Small Cap Value Fund” beginning on page 105 of the Prospectus is deleted in its entirety and replaced with the following:

Boston Partners Global Investors, Inc. (“Boston Partners”), located at One Beacon Street - 30th Floor, Boston, MA, 02108, serves as Sub-Adviser to the Dunham Small Cap Value Fund. Boston Partners offers investment advisory and sub-advisory services to pension and profit-sharing plans, mutual funds, and other institutional investors and had approximately $94.1 billion in assets under management as of December 31, 2023.

Stock selection for the Dunham Small Cap Value Fund is made by a team of portfolio managers, Eric A. Gandhi, CFA, Richard A. Shuster, CFA, and Gregory N. Weiss, who share primary responsibility for the day-to-day management of the Dunham Small Cap Value Fund.

Eric A. Gandhi, CFA

Portfolio Manager

Mr. Gandhi is the Portfolio Manager for WPG Partners (“WPG Partners”), a division of Boston Partners Suite of strategies. He joined WPG Partners in 2012 as a research analyst with a concentration in technology, media, telecom and consumer. Prior to joining the firm, he was a member of the Applied Value Investing program at Columbia Business School. Prior to Columbia, Mr. Gandhi was an Associate in the investment banking division at Needham & Company. He graduated with a B.S. degree from the University of Maryland and received an M.B.A. from Columbia Business School. Mr. Gandhi holds the Chartered Financial Analyst® designation. Mr. Gandhi has sixteen years of investment experience, eleven of which have been spent at WPG Partners specializing in small cap equity investing. He created and launched the WPG Partners Select Small Cap Value product at its inception in 2018.

Richard A. Shuster, CFA

Portfolio Manager

Mr. Shuster is a Portfolio Manager for WPG Partners, a division of Boston Partners Suite of strategies. He joined the firm from APM Partners, where he was a Managing Partner, responsible for managing a small cap value hedge fund. Mr. Shuster began his investment career as a financial analyst with Donaldson Lufkin & Jenrette, later moving to First City Capital, where he spent three years as a Vice President, research analyst. Mr. Shuster was a portfolio manager with Value Equity Associates where he comanaged an event-driven stock portfolio. He holds a B.S. degree in economics from the University of Pennsylvania. He also holds the Chartered Financial Analyst® designation. Mr. Shuster has forty years of investment experience, twenty-four of which have been spent at WPG Partners specializing in small cap equity investing.

Gregory N. Weiss

Portfolio Manager

Mr. Weiss is a Portfolio Manager for WPG Partners, a division of Boston Partners Suite of strategies. Mr. Weiss joined WPG Partners in 1999 to work on the firm’s Small Cap Value team. He joined the firm from Bear Stearns where he began his investment career in 1995 as an equity analyst, responsible for covering the building materials, nonferrous metals, steel and steel-related industries. Mr. Weiss holds a B.A. degree in psychology from Cornell University. He has thirty years of investment experience, twenty-four of which have been spent at WPG Partners specializing in small cap equity investing.

***

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Dunham Small Cap Value Fund

Class A (DASVX) | Class C (DCSVX) | Class N (DNSVX)

Supplement dated March 28, 2024 to the Statement of Additional Information
dated March 1, 2024 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective April 1, 2024, Boston Partners Global Investors, Inc. (“Boston Partners” or “Sub-Adviser”) replaces Ziegler Capital Management, LLC (“ZCM”) as sub-adviser to the Dunham Small Cap Value Fund (the “Fund”).

Reference is made to the section entitled “Portfolio Managers” beginning on page 66 of the SAI. The table under this section is amended to delete in its entirety the information for John S. Albert, CFA and Kevin A. Finn, CFA pertaining to the Dunham Small Cap Value Fund, and to add the following information that is provided as of October 31, 2023:

Portfolio Managers/ Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ Millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ Millions)	Other Accounts	Assets Managed ($ Millions)	Total Assets Managed ($ Millions)
Eric A. Gandhi, CFA Boston Partners Dunham Small Cap Value Fund	15	$390	9	$539	0	$0	$929
Richard A. Shuster, CFA Boston Partners Dunham Small Cap Value Fund	5	$96	3	$410	0	$0	$507
Gregory N. Weiss Boston Partners Dunham Small Cap Value Fund	5	$96	3	$410	0	$0	$507

Reference is made to the section entitled “Conflicts of Interest” beginning on page 69 of the SAI. The section is amended to delete in its entirety the information for Ziegler Capital Management, LLC, and to add the following information:

Boston Partners Global Investors, Inc. (“Boston Partners”) – Investment decisions for the Fund’s portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. The Sub-Adviser recognizes that potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high-net-worth individuals and institutional investors, and the other funds. These risks include but may not be limited to: differing fee structures (including performance-based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, the Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Reference is made to the section entitled “Compensation” beginning on page 78 of the SAI. The section is amended to delete in its entirety the information for Ziegler Capital Management, LLC, and to add the following information:

Boston Partners Global Investors, Inc. (“Boston Partners”) – As of the date of this SAI, the portfolio managers’ compensation is comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through the firm’s bonus program, key investment professionals are rewarded primarily for strong investment performance. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team: An evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year, the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return, the financial results of the Portfolio Manager’s investment group, and the overall financial performance of the firm.

Compensation for portfolio managers who are also members of the Adviser’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks. The firm also provides a long-term incentive program. Portions of the annual bonuses are deferred for up to 3 years.

Reference is made to the section entitled “Ownership of Securities” beginning on page 84 of the SAI. The table under this section is amended to delete in its entirety the information for John S. Albert, CFA and Kevin A. Finn, CFA pertaining to the Dunham Small Cap Value Fund, and to add the following information that is provided as of October 31, 2023:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Eric A. Gandhi, CFA	Dunham Small Cap Value Fund	None
Richard A. Shuster, CFA	Dunham Small Cap Value Fund	None
Gregory N. Weiss	Dunham Small Cap Value Fund	None

Reference is made to the section entitled “Appendix B – Proxy Voting for the Sub-Advisers” beginning on page 102 of the SAI. Information related to Ziegler Capital Management, LLC is deleted in its entirety and replaced with the following information:

Boston Partners Global Investors, Inc.

PROXY VOTING

Introduction

Boston Partners generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Our authority to vote proxies is established by our advisory contracts or other comparable documents, and our policies and procedures have been developed in accordance with these contractual obligations. This policy sets forth our procedures with respect to proxy voting as well as the steps we have taken to comply with SEC Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;
•	Describe our proxy voting policies and procedures to clients and furnish them with a copy on request; and
•	Disclose to clients how they may obtain information from Boston Partners about how we voted proxies for their securities.
A.	Objective

When given responsibility for voting proxies, Boston Partners takes reasonable steps under the circumstances to ensure that proxies are voted in the best interest of our clients. This generally means voting proxies with a view toward enhancing the economic value of stocks held in clients’ accounts. In the case of social and political responsibility issues that, in our opinion, do not primarily involve financial considerations, it is our objective to support shareholder proposals that we believe promote good corporate citizenship while enhancing long-term shareholder value.

B.	Arrangements with Institutional Shareholder Services (“ISS”)

To assist Boston Partners in carrying out our responsibilities with respect to proxy activities, we have engaged ISS, a third-party corporate governance research service, which is registered as an investment adviser. ISS receives all proxy-related materials for securities held in client accounts and votes the proposals in accordance with Boston Partners’ Proxy Voting Policies (the “Proxy Voting Policies”), described below. ISS assists Boston Partners with voting execution, through an electronic vote management system that allows ISS to pre-populate and automatically submit votes in accordance with Boston Partners’ Proxy Voting Policies. While Boston Partners may consider ISS’s recommendations on proxy issues, Boston Partners bears ultimate responsibility for proxy voting decisions and can change votes via ISS’ electronic voting platform at any time before a meeting’s cut-off date. ISS also provides recordkeeping and vote-reporting services.

C.	Boston Partners’ Proxy Voting Policies

When making proxy-voting decisions, Boston Partners generally adheres to the Proxy Voting Policies, as revised from time to time by our Governance Committee (the “Committee”).

Boston Partners has identified for ISS certain routine issues that enable them to vote in a consistent manner with regard to these proposals. In addition, Boston Partners has outlined certain procedures for addressing non-routine issues. Although Boston Partners has instructed ISS to vote in accordance with the Proxy Voting Policies, Boston Partners retains the right to deviate from those Proxy Voting Policies if, in its estimation, doing so would be in the best interest of clients. In addition, there may be situations where the Proxy Voting Policies do not address a particular proxy voting proposal.

The Proxy Voting Policies are described generally in Boston Partners’ Form ADV, Part 2 and are made available to clients on request. They are also available at https://www.boston-partners.com/.

D.	Role of Boston Partners’ Governance Committee

Boston Partners’ Governance Committee is comprised of portfolio managers and research analysts covering the market capitalization spectrum, as well as a non-voting representatives from compliance, investor relations, legal, and Boston Partners’ Sustainability and Engagement team. The Committee establishes the Proxy Voting Policies and updates the Proxy Voting Policies as necessary, but no less frequently than annually. In addition, the Committee, in its sole discretion, delegates certain functions to internal departments and/or engages third-party vendors to assist in the proxy voting process. Finally, the Committee is responsible for evaluating and resolving conflicts of interest relating to Boston Partners’ proxy voting process.

E.	Role of Boston Partners’ Operations Department

Boston Partners’ Operations Department is primarily responsible for ensuring ISS receives, processes, and votes proxies in accordance with our Proxy Voting Policies for securities held in client accounts. Once a client account is established, the Operations Department will arrange for the client’s custodian to forward proxy materials to ISS. In addition, Boston Partners provides ISS with a daily electronic holdings file so ISS can ensure timely receipt of proxy materials from custodians on an ongoing basis. Active accounts are verified and corrected if needed. This is completed monthly. ISS sends a MAL (Meeting Account List) at the beginning of each month detailing dates of recent ballots, holdings and any inactive or pending account information. Finally, the Operations Department conducts proxy audits annually as detailed in the Operations Department Proxy Procedures. These proxy audits are designed to ensure that proxy materials for client accounts are sent to ISS and that proxy proposals are voted in accordance with the Proxy Voting Policies.

F.	Accounts for Which Boston Partners Has Proxy Voting Responsibility

Boston Partners generally is responsible for voting proxies with respect to accounts over which we exercise discretion. Our investment advisory agreements provide that we are responsible for proxy voting unless the client has directed us to the contrary in writing.

G.	Adherence to Client Proxy Voting Policies

From time to time our clients will provide Boston Partners with their own proxy voting policy. We have found that client policies generally are comparable to Boston Partners’ Policies. Any material differences are addressed directly with the client on a case-by-case basis.

H.	Non-Voting of Proxies

Boston Partners will make every attempt to vote proxies in accounts over which we exercise proxy voting discretion and authority, but there may be instances when we are unable or unwilling to do so because of legal or operational difficulties or because we believe the administrative burden and/or associated cost exceeds the expected benefit to a client. Such instances may include, but are not limited to, the voting of:

•	Securities out on loan pursuant to a securities lending arrangement that the client has entered into with their custodian;
•	Securities of foreign issuers;
•	Securities held on record date but sold prior to the company’s meeting date;
•	Legacy securities that we intend to sell in order to reposition an account at the inception of a new investment advisory relationship; or
•	Proxy solicitations that occur during transitions in investment advisers or changes in custodians.

It is not Boston Partners’ practice to invest assets in advised accounts into mutual funds or other pooled investment vehicles affiliated with Boston Partners (e.g., for which Boston Partners serves as investment adviser) (“Affiliated Funds”). However, if we do invest client assets in Affiliated Funds, we may be required to refrain from voting proxies solicited by such Affiliated Funds. Alternatively, we may (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law) vote shares for each proxy proposal in proportion to the respective client’s interest in an Affiliated Fund.

I.	Shareholder Activism

Boston Partners generally does not actively engage in soliciting proxies or supporting or opposing matters before shareholders. However, we may engage in a dialogue with management or take other actions with regard to a particular proxy proposal if we believe the benefit to shareholders exceeds the cost of such activity.

J.	Disclosures of Proxy Voting Intentions

Boston Partners may be contacted by proxy solicitors, security issuers, or clients regarding a particular proxy proposal. Boston Partners may discuss the specifics of particular proxy proposals or how we intend to vote proposals with any third parties. Proxy Voting Policies are publicly available on Boston Partners’ website should a proxy solicitor, security issuer, or client wish to know how Boston Partners generally votes on routine issues.

K.	Conflicts

ISS is a third-party service provider engaged to make recommendations and to vote proxies in accordance with Boston Partners’ predetermined Proxy Voting Policies. Because we vote proxies based on predetermined Proxy Voting Policies, we believe clients are sufficiently insulated from any actual or perceived conflicts Boston Partners may encounter between our interests and those of our clients. However, we may deviate from the Proxy Voting Policies where, in our estimation, doing so would be in the best financial interest of our clients. If a member of our research or portfolio management team recommends that we vote a particular proxy proposal in a manner inconsistent with the Proxy Voting Policies, we will adhere to certain procedures designed to ensure that the decision to vote the proposal at issue is based on the best interest of Boston Partners’ clients. These procedures are as follows:

Step 1: The individual requesting a deviation from the Proxy Voting Policies or otherwise recommending how Boston Partners should vote in a particular case will complete and certify Boston Partners’ Proxy Conflicts Questionnaire (the “Questionnaire”). The Questionnaire seeks to identify whether the Adviser, its affiliates or their respective officers, directors, or employees may have a business or personal relationship with any participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorship that may not be readily apparent.

Step 2: In the case of a proposed deviation from the Proxy Voting Policies, the individual requesting the deviation will submit written documentation of the economic rationale and other factors supporting his or her request to the Secretary of the Committee, who will coordinate a Committee meeting to discuss.

Step 3: Based on the responses to the Questionnaire, the Committee (or a subset of the Committee) will determine if there is any actual or perceived conflict of interest between Boston Partners’ interests and those of its clients. If there is a conflict of interest, the Committee (or a subset of the Committee) will determine whether the conflict is “material” based on the nature of the business or personal relationship, the specific proxy proposal and such other factors or criteria as the Committee representatives determine are relevant. In the event of any uncertainty relating to the presence of a conflict of interest or whether a conflict is material, the CCO or non-voting legal and compliance members of the Committee may consult internal research or portfolio management personnel as well as outside counsel, as appropriate.

Step 4: If a material conflict of interest is found to exist, Boston Partners will vote the proxy proposal in any of the following manners:

•	Refer Proposal to the Client – Boston Partners may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.
•	Obtain Client Consent to Boston Partners’ Recommendation – If Boston Partners is in a position to disclose the conflict to the client (i.e., such information is not confidential), Boston Partners may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent to how Boston Partners will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).
•	Use an Independent Third Party – Subject to any client-imposed proxy voting policies, Boston Partners may use an independent third party to recommend how to vote particular proposals that involve a conflict of interest. Such recommendation may be based on the third party’s predetermined proxy voting policies (so long as the subject matter of the proposal is specifically addressed in the guidelines) or independent research conducted by the third party.

Boston Partners also may resolve any material conflict in such other manner as Boston Partners believes is appropriate, including by making its own determination that the particular vote is, notwithstanding the conflict, in the best interest of clients.

Step 5: The Committee Secretary will document the decisions set forth above and the basis for each such decision.

In addition, there may be situations in which Boston Partners cannot rely on its predetermined Proxy Voting Policies because, for example, the Proxy Voting Policies do not address a particular proxy voting proposal. In the event Boston Partners’ Proxy Voting Policies do not address a particular proxy voting proposal or ISS cannot assist in evaluating a particular proxy voting proposal, Boston Partners will adhere to the following procedures:

Step 1: ISS will notify Boston Partners in any event in which Boston Partners’ Proxy Voting Policies do not address a particular proxy voting proposal or ISS cannot provide assistance in evaluating a proposal.

Step 2: The Committee or internal research or portfolio management personnel as the Committee believes are appropriate, will review the ISS analysis and recommendation with regard to each unaddressed proposal, and determine how Boston Partners will vote.

Step 3: The Committee Secretary shall retain a written record of such review and determination. The Committee Secretary shall input appropriate votes into ISS’ platform.

L.	Reports

A copy of Boston Partners’ Proxy Voting Policies and Procedures, as updated from time-to-time, as well as information regarding the voting of securities for each client account is available on request from the relationship manager assigned to the account. If requested, Boston Partners will provide clients with periodic reports on proxy voting decisions for securities in their accounts, in such forms or intervals as reasonably requested. Sustainability and Engagement reports on proxy engagements with issuers is posted to Boston Partners website monthly.

M.	Recordkeeping

Boston Partners, in conjunction with ISS, will maintain records in accordance with the requirements of Rule 204-2 of the Advisers Act.

***

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

Dunham Small Cap Value Fund | All Risk [Member]

Reference is made to the section entitled “Principal Investment Risks” beginning on page 25 of the Prospectus and on page 3 of the Summary Prospectus. The risks listed under this section are deleted in their entirely and revised to read as follows:

Dunham Small Cap Value Fund | Small Capitalization Risk [Member]

Small Capitalization Risk – The Fund's investments in small cap companies carry more risks than investments in larger companies. Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Dunham Small Cap Value Fund | Micro Capitalization Risk [Member]

Micro Capitalization Risk – The purchase or sale of more than a limited number of shares of the securities of a micro-cap company may affect its market price. Micro-cap companies are generally followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than small and mid-capitalization companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments.

Dunham Small Cap Value Fund | Stock Market Risk [Member]

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Dunham Small Cap Value Fund | Financial Services Sector Risk [Member]

Financial Services Sector Risk – The profitability of many types of financial services companies may be adversely affected in certain market cycles. For example, periods of rising interest rates may restrict the availability and increase the cost of capital for these companies. Moreover, when interest rates rise, the value of securities issued by many types of financial services companies generally falls. Declining economic conditions may cause credit losses due to financial difficulties of borrowers. In addition, financial services companies often are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability.

Dunham Small Cap Value Fund | Real Estate Investment Trust Risk [Member]

Real Estate Investment Trust Risk – A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent, or poor management.

Dunham Small Cap Value Fund | Management Risk [Member]

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, “value” and potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Dunham Small Cap Value Fund | Foreign Investing Risk [Member]

Foreign Investing Risk –Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Dunham Small Cap Value Fund | Natural Disaster Epidemic Risk [Member]

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.

Dunham Small Cap Value Fund | Liquidity Risk [Member]

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Dunham Small Cap Value Fund | Securities Lending Risk [Member]

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.